Shareholders' equity	12 Months Ended
Mar. 31, 2014
Shareholders' equity
Shareholders' equity

15                                  Shareholders’ equity

(a)                                 Share capital

The Company had 75,406,875 shares outstanding as of March 31, 2011.

During the year ended March 31, 2012, 2,266,728 ordinary shares were repurchased and cancelled under the share repurchase program (see Note 15(d)) and as a result the Company had 73,140,147 shares outstanding as of March 31, 2012.

During the year ended March 31, 2013, 7,450,914 ordinary shares were repurchased under the share repurchase program (see Note 15(d)), and 7,314,015 of them were sold to CGL (see Note 1(b)). The remaining 136,899 ordinary share repurchased had not been cancelled and was presented as treasury stock in the consolidated balance sheets. As a result, the Company had 73,003,248 shares outstanding as of March 31, 2013 and 2014.

(b)                                 Statutory reserves

According to PRC rules and regulations and their Articles of Association, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to transfer 10% of net income, as determined in accordance with the relevant financial regulations established by the Ministry of Finance of the PRC, to a statutory surplus reserve until the reserve balance reaches 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity holders can be made.

The statutory surplus reserve is non-distributable but can be used to make good previous years’ losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.

Transfers of RMB17,656, RMB22,638 and RMB22,858 (US$3,677) have been made to the statutory surplus reserve by Beijing Jiachenhong and Guangzhou Nuoya for the years ended March 31, 2012, 2013 and 2014, respectively. Accumulated statutory surplus reserve as of March 31, 2013 and 2014 amounted to RMB78,079 and RMB100,937 (US$16,237), respectively. Lukou was still in accumulated loss position, and no surplus reserve was made accordingly.

(c)                                  Warrants and options

In connection with the Company’s Initial Public Offering in December 2006, the Company issued an option for US$0.1 to EarlyBirdCapital, Inc. (“EBC”) to purchase 500,000 units (“Units”) at an exercise price of US$6.60 per Unit prior to its expiry on December 13, 2011. Each Unit consists of one share of the Company’s common stock and two warrants (“IPO Warrants”). Each holder of an IPO Warrant was entitled to purchase one share of the Company’s common stock at an exercise price of US$5.00 prior to its expiry on December 13, 2010. The option could be exercised for cash or on a cashless basis at the holders’ option, such that the holder could use the appreciated value of the option (the difference between the exercise prices of the option and the underlying warrants and the market price of the Units and underlying securities) to exercise the option without paying cash. However, the Company had no obligation to net cash settle the exercise of the option or the warrants underlying the option. The holder of the option will not be entitled to exercise the option or the warrants underlying the option unless a registration statement covering the securities underlying the option is declared effective or an exemption from registration was available. If the holder was unable to exercise the option or the underlying warrants, the option or warrants, as applicable, expired worthless. As of December 13, 2011, the option had not been exercised and therefore, the option expired.

(d)                                 Share repurchase program

On September 15, 2010, the Group announced the authorization of a share repurchase program under which the Company was entitled to repurchase up to US$15 million of its outstanding ordinary shares. Pursuant to this program, the Company was entitled to repurchase its shares for a period of one year commencing on September 15, 2010 in the open market at prevailing market prices or in block trades. On August 3, 2011, the Board of Directors approved the refreshment of the program for 12 months until August 2, 2012.

During the year ended March 31, 2012, the Company repurchased and cancelled 2,266,728 ordinary shares at a total cost of RMB44,664. The excess of the repurchase price over par value of RMB44,662 was charged to additional paid-in capital for the year ended March 31, 2012.

On July 31, 2012, the Board of Directors approved a new US$20 million share repurchase program to replace the previous US$15 million share repurchase program that expired. During the year ended March 31, 2013, the Company repurchased 7,450,914 ordinary shares at a total cost of RMB131,302 of which 7,314,015 shares were subsequently sold to CGL (Note 1(b)). The remaining 136,899 repurchased ordinary shares had not been cancelled and therefore were presented as treasury stock in the consolidated balance sheets.

On July 24, 2013, the Board of Directors approved a new share repurchase program in the aggregate amount of $20 million for 12 months until July 24, 2014.